LOSS PER SHARE - Earnings (loss) per share computations (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Numerator
Net loss from continuing operations attributable to equity holders of IAMGOLD	$ (373.3)	$ (31.4)
Net earnings (loss) from discontinued operations attributable to equity holders of IAMGOLD	(39.3)	3.2
Net loss attributable to equity holders of IAMGOLD	$ (412.6)	$ (28.2)
Denominator
Weighted average number of common shares (basic)	468.0	466.5
Basic and diluted loss from continuing operations attributable to equity holders of IAMGOLD per share (in dollars per share)	$ (0.80)	$ (0.07)
Basic and diluted earnings (loss) from discontinued operations attributable to equity holders of IAMGOLD per share (in dollars per share)	(0.08)	0.01
Basic and diluted loss attributable to equity holders of IAMGOLD (in dollars per share)	$ (0.88)	$ (0.06)